BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

The Company’s bank loans are as follows:

		As of June 30,
No.		2026	2025	Term
		RMB	RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,450,000	1,450,000	2024/03/18-2027/03/18
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,500,000	5,500,000	2024/03/19-2027/03/19
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,250,000	5,250,000	2024/03/19-2027/03/19
(4)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	-	5,000,000	2024/03/20-2025/07/01
(5)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	450,000	450,000	2024/03/21-2027/03/20
(6)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	750,000	750,000	2024/03/21-2027/03/20
(7)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,600,000	3,600,000	2024/03/21-2027/03/20
(8)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	5,000,000	5,000,000	2024/03/21-2027/03/20
(9)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	4,000,000	-	2025/11/11-2027/10/20
(10)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,000,000	-	2025/11/17-2027/10/20
(11)	Jiangyin Rural Commercial Bank	10,000,000	10,000,000	2025/03/03-2027/02/24
(12)	China Merchants Bank Co., Ltd.	-	2,700,000	2025/06/10-2025/08/21
(13)	Jiangsu Bank Co., Ltd.	3,000,000	3,000,000	2025/05/29-2027/05/27
(14)	Jiangsu Bank Co., Ltd.	-	1,000,000	2025/06/11-2026/06/10
(15)	Jiangsu Bank Co., Ltd.	-	4,000,000	2025/06/11-2026/06/10
(16)	China Merchants Bank Co., Ltd.	2,700,000	-	2025/11/20-2026/09/28
(17)	Jiangsu Bank Co., Ltd.	1,000,000	1,000,000	2026/06/10-2027/06/09
(18)	Jiangsu Bank Co., Ltd.	4,000,000	4,000,000	2026/06/10-2027/06/09
(19)	Jiangyin Rural Commercial Bank	10,000,000	10,000,000	2025/03/03-2027/02/25
(20)	Jiangyin Rural Commercial Bank	18,000,000	18,000,000	2025/05/06-2027/04/21
(21)	Jiangyin Rural Commercial Bank	5,000,000	-	2026/02/25-2027/02/24
	Total bank loans (RMB)	80,700,000	75,700,000
	Less: current portion (RMB)	80,700,000	53,700,000
	Non-current portion (RMB)	-	22,000,000

	Total bank loans (USD)	11,848,654	10,574,694
	Less: current portion (USD)	11,848,654	7,501,467
	Non-current portion (USD)	$-	$3,073,227

(1)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB1.45 million ($212,894) on March 18, 2024 with interest at 3.5%. The loan matures on March 18, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(2)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($ 807,529) on March 19, 2024 with interest at 3.5%. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(3)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ( $308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($770,823) on March 19, 2024 with interest at 3.5%. The loan matures on March 19, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(4)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB5 million ($734,117) on March 20, 2024 with interest at 3.8%. The loan was repaid in full on July 1, 2025.

(5)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($66,071) on March 21, 2024 with interest at 3.8%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(6)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 0.75 million ($110,118) on March 21, 2024 with interest at 3.8%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(7)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million ($308,329) and RMB 27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank for ten years to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($528,565) on March 21, 2024 with interest at 3.5%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(8)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million ($308,329) and RMB27.7 million (approximately $4.07 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 5 million ($734,117) on March 21, 2024 with interest at 3.5%. The loan matures on March 20, 2027, and the principal is repayable in a single lump sum upon maturity. In August 2025, the borrowing rate was adjusted to 2.95%, and interest thereafter is calculated at the new rate.

(9)	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 4 million ($587,294) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd with an interest rate of 2.8% and a maturity date of November 11, 2026. The purpose of the loan is to pay for goods, and the loan was guaranteed by Mr. Feng Huang. On October 26,2026, Suzhou Deji entered into a non-principal repayment loan renewal agreement with Jiangsu Suzhou Rural Commercial Bank Co., Ltd, and the renewed loan matures on October 20, 2027.

(10)	On November 11, 2025, Suzhou Deji obtained a working capital loan of RMB 1 million ($146,823) from Jiangsu Suzhou Rural Commercial Bank Co., Ltd with an interest rate of 2.8% and a maturity date of November 17, 2026. The purpose of the loan is to pay for goods, and the loan was guaranteed by Mr. Feng Huang. On October 26,2026, Suzhou Deji entered into a non-principal repayment loan renewal agreement with Jiangsu Suzhou Rural Commercial Bank Co., Ltd, and the renewed loan matures on October 20, 2027.

(11)	On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65% and a maturity date of March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 25,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan matures on February 24, 2027, with a newly interest rate of 3.5%.

(12)	On June 10, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($396,423) from China Merchants Bank Co., Ltd. with an interest rate of 4.48% and a maturity date of June 10, 2026. The loan was fully repaid August 21, 2025.

(13)	On May 29, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 3 million ($440,470) from Jiangsu Bank Co., Ltd., with an interest rate of 3.50% and a maturity date of May 28, 2026. The loan was collateralized by real estate, land use rights and patents. On May 14,2026, Li Bang Kitchen entered into a non-principal repayment loan renewal agreement with Jiangsu Bank Co., Ltd., and the renewed loan matures on May 27, 2027.

(14)	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 1 million ($ 146,823) from Jiangsu Bank Co., Ltd., with an interest rate of 3.10% and a maturity date of June 10, 2026. The loan was collateralized by real estate, land use rights and patents. The loan was fully repaid on June 10, 2026.

(15)	On June 11, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB 4 million ($ 587,294) from Jiangsu Bank Co., Ltd. with an interest rate of 3.10% and a maturity date of June 10, 2026. The loan was guaranteed by Mr. Feng Huang and collateralized by real estate and land use rights. The loan was fully repaid on June 10, 2026.

(16)	On November 20, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($396,423) from China Merchants Bank Co., Ltd. with an interest rate of 4.48% and a maturity date of September 28, 2026. The loan was fully repaid on September 21, 2026.

(17)	On June 10, 2026, Li Bang Kitchen Appliance obtained a working capital loan of RMB 1 million ($ 146,823) from Jiangsu Bank Co., Ltd., with an interest rate of 2.90% and a maturity date of June 9, 2027. The loan was collateralized by real estate, land use rights and patents. The principal is repayable in a single lump sum upon maturity.

(18)	On June 10, 2026, Li Bang Kitchen Appliance obtained a working capital loan of RMB 4 million ($ 587,294) from Jiangsu Bank Co., Ltd., with an interest rate of 2.90% and a maturity date of June 9, 2027. The loan was guaranteed by Mr. Feng Huang and collateralized by real estate and land use rights. The principal is repayable in a single lump sum upon maturity.

(19)	On March 3, 2025, Wuxi Libang obtained a working capital loan of RMB 10 million ($1,468,235) from Jiangyin Rural Commercial Bank with an interest rate of 3.65%, and due on March 2, 2026. The loan was guaranteed by Mr. Feng Huang and Ms. Funa Li. On February 26,2026, Wuxi Libang entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan will mature on February 25, 2027, with a newly interest rate of 3.50%.

(20)	On May 6, 2025, Wuxi Libang obtained a working capital loan of RMB 18 million ($2,642,823) from Jiangyin Rural Commercial Bank with an interest rate of 3.65%, and due on May 5, 2026. The loan is collateralized under maximum-amount mortgage agreement with Jiangsu Rural Commercial Bank, supported by Mr. Feng Huang guarantee. On April 22,2026, Wuxi Libang entered into a non-principal repayment loan renewal agreement with Jiangyin Rural Commercial Bank, and the renewed loan will mature on April 21, 2027, with a newly interest rate of 3.50%.

(21)	On February 25, 2026, Wuxi Li Bang entered into a credit facility of RMB 5 million ($734,117) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with an interest rate of 3.50% and a term of one year, Wuxi Li Bang drew down RMB 5 million ($734,117) on March 2, 2026.